Intangible Assets	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Intangible assets

NOTE 10: Intangible assets

Thousands of $	Patents and Software licenses	Internally developed intangible assets	Externally acquired Intellectual property	Customers	TOTAL
Gross value at January 1, 2023	5,134	10,372	41,375	8,007	64,888
Additions		2,660			2,660
Gross value at December 31, 2023	5,134	13,032	41,375	8,007	67,548
Accumulated amortization and impairment At January 1, 2023	(5,134)	(8,722)	(4,353)	(513)	(18,722)
Additions		(343)	(2,919)	(1,232)	(4,494)
Currency translation adjustments		5			5
Accumulated amortization and impairment at December 31, 2023	(5,134)	(9,060)	(7,272)	(1,745)	(23,211)
Net value at December 31, 2023	0	3,972	34,103	6,262	44,337

Gross value at January 1, 2024	5,134	13,032	41,375	8,007	67,548
Additions		1,164			1,164
Gross value at December 31, 2024	5,134	14,196	41,375	8,007	68,712
Accumulated amortization and impairment At January 1, 2024	(5,134)	(9,060)	(7,272)	(1,745)	(23,211)
Additions		(753)	(2,920)	(1,232)	(4,905)
Currency translation adjustments			(4)		(4)
Accumulated amortization and impairment at December 31, 2024	(5,134)	(9,813)	(10,196)	(2,977)	(28,120)
Net value at December 31, 2024	-	4,383	31,179	5,030	40,592

Amortization of intangible assets is included as a separate line in the statement of profit or loss.

The externally acquired intangible assets include technology acquired in the business combination with NovioGendix in 2015 and with the acquisition of the GPS test in August 2022. The estimated remaining amortization period amounts to 0.6 years for the NovioGendix IP and to 12.6 years for the GPS IP.

Customer relationships include customers acquired in the GPS acquisition, resulting in the fair value at acquisition date of $8.0 million. The GPS customer relationships are amortized over 6.5 years, the estimated remaining amortization period amounts to 4 years.

The internally-developed intangible assets relate to the capitalized development expenses for Confirm mdx and Select mdx over the past years as well as for the development of the GPS assay in-house and our Resolve mdx assay. The estimated remaining amortization period amounts to 4.5 years for GPS, and 2.3 years for Resolve mdx. In 2024, the Company capitalized $1.2 million in GPS development expenses (2023: $2.7 million in GPS and Resolve mdx development expenses).